Maturities of assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and balances at central banks	£ 62,705	£ 78,110	£ 91,388
Financial assets at fair value through profit or loss	215,925	203,318
Derivative financial instruments	24,065	22,356
Loans and advances to banks	7,900	10,764
Loans and advances to customers	459,857	449,745
Reverse repurchase agreements	49,476	38,771
Debt securities	14,544	15,355
Financial assets at amortised cost	531,777	514,635
Financial assets at fair value through other comprehensive income	30,690	27,592
Other assets	24,788	17,144
Total assets	906,697	881,453
Liabilities
Deposits from banks	6,158	6,153
Customer deposits	482,745	471,396
Repurchase agreements at amortised cost	37,760	37,703
Financial liabilities at fair value through profit or loss	27,611	24,914
Derivative financial instruments	21,676	20,149
Debt securities in issue at amortised cost	70,834	75,592
Liabilities arising from insurance and participating investment contracts	122,064	120,123
Liabilities arising from non-participating investment contracts	51,228	44,978
Other liabilities	25,918	19,026
Subordinated liabilities	10,089	10,253	£ 10,730
Total liabilities	860,809	834,088
Balance sheet maturity - legal basis
Assets
Cash and balances at central banks	62,705	78,110
Financial assets at fair value through profit or loss	215,925	203,318
Derivative financial instruments	24,065	22,356
Loans and advances to banks	7,900	10,764
Loans and advances to customers	459,857	449,745
Reverse repurchase agreements	49,476	38,771
Debt securities	14,544	15,355
Financial assets at amortised cost	531,777	514,635
Financial assets at fair value through other comprehensive income	30,690	27,592
Other assets	41,535	35,442
Total assets	906,697	881,453
Liabilities
Deposits from banks	6,158	6,153
Customer deposits	482,745	471,396
Repurchase agreements at amortised cost	37,760	37,703
Financial liabilities at fair value through profit or loss	27,611	24,914
Derivative financial instruments	21,676	20,149
Debt securities in issue at amortised cost	70,834	75,592
Liabilities arising from insurance and participating investment contracts	122,064	120,123
Liabilities arising from non-participating investment contracts	51,228	44,978
Other liabilities	30,644	22,827
Subordinated liabilities	10,089	10,253
Total liabilities	860,809	834,088
Up to 1 month £m | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks	62,705	78,110
Financial assets at fair value through profit or loss	13,096	13,286
Derivative financial instruments	2,405	2,747
Loans and advances to banks	2,842	5,768
Loans and advances to customers	18,748	19,148
Reverse repurchase agreements	22,793	19,475
Debt securities	40	427
Financial assets at amortised cost	44,423	44,818
Financial assets at fair value through other comprehensive income	8	276
Other assets	3,231	1,901
Total assets	125,868	141,138
Liabilities
Deposits from banks	1,783	2,092
Customer deposits	392,403	427,657
Repurchase agreements at amortised cost	8,698	3,222
Financial liabilities at fair value through profit or loss	15,443	8,971
Derivative financial instruments	2,409	2,821
Debt securities in issue at amortised cost	3,222	1,954
Liabilities arising from insurance and participating investment contracts	478	456
Liabilities arising from non-participating investment contracts	419	348
Other liabilities	7,519	5,846
Subordinated liabilities	0	0
Total liabilities	432,374	453,367
1 to 3 months £m | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss	6,843	8,279
Derivative financial instruments	2,302	1,380
Loans and advances to banks	1,350	1,213
Loans and advances to customers	12,747	11,274
Reverse repurchase agreements	13,356	10,242
Debt securities	1,439	185
Financial assets at amortised cost	28,892	22,914
Financial assets at fair value through other comprehensive income	178	428
Other assets	1,015	1,024
Total assets	39,230	34,025
Liabilities
Deposits from banks	669	1,065
Customer deposits	27,489	11,052
Repurchase agreements at amortised cost	5,140	4,057
Financial liabilities at fair value through profit or loss	3,677	4,115
Derivative financial instruments	2,218	1,381
Debt securities in issue at amortised cost	10,190	8,057
Liabilities arising from insurance and participating investment contracts	436	324
Liabilities arising from non-participating investment contracts	646	527
Other liabilities	1,711	1,169
Subordinated liabilities	638	0
Total liabilities	52,814	31,747
3 to 6 months £m | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss	6,680	6,192
Derivative financial instruments	1,079	907
Loans and advances to banks	903	873
Loans and advances to customers	15,375	13,310
Reverse repurchase agreements	6,945	5,002
Debt securities	232	7
Financial assets at amortised cost	23,455	19,192
Financial assets at fair value through other comprehensive income	39	221
Other assets	157	71
Total assets	31,410	26,583
Liabilities
Deposits from banks	540	201
Customer deposits	18,009	9,138
Repurchase agreements at amortised cost	1,660	23
Financial liabilities at fair value through profit or loss	774	4,883
Derivative financial instruments	1,054	814
Debt securities in issue at amortised cost	6,074	9,260
Liabilities arising from insurance and participating investment contracts	51	12
Liabilities arising from non-participating investment contracts	1,058	789
Other liabilities	351	372
Subordinated liabilities	277	15
Total liabilities	29,848	25,507
6 to 9 months £m | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss	3,675	1,999
Derivative financial instruments	774	693
Loans and advances to banks	452	413
Loans and advances to customers	12,271	11,555
Reverse repurchase agreements	2,764	1,969
Debt securities	358	93
Financial assets at amortised cost	15,845	14,030
Financial assets at fair value through other comprehensive income	140	272
Other assets	1,030	777
Total assets	21,464	17,771
Liabilities
Deposits from banks	171	218
Customer deposits	18,650	6,925
Repurchase agreements at amortised cost	0	2
Financial liabilities at fair value through profit or loss	131	479
Derivative financial instruments	781	660
Debt securities in issue at amortised cost	4,265	5,873
Liabilities arising from insurance and participating investment contracts	102	178
Liabilities arising from non-participating investment contracts	1,211	787
Other liabilities	684	1,532
Subordinated liabilities	0	47
Total liabilities	25,995	16,701
9 to 12 months £m | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss	2,837	1,499
Derivative financial instruments	659	448
Loans and advances to banks	187	228
Loans and advances to customers	11,010	10,326
Reverse repurchase agreements	1,524	620
Debt securities	273	297
Financial assets at amortised cost	12,994	11,471
Financial assets at fair value through other comprehensive income	728	617
Other assets	106	65
Total assets	17,324	14,100
Liabilities
Deposits from banks	171	184
Customer deposits	18,327	6,093
Repurchase agreements at amortised cost	13,227	0
Financial liabilities at fair value through profit or loss	1,048	169
Derivative financial instruments	588	526
Debt securities in issue at amortised cost	2,089	4,554
Liabilities arising from insurance and participating investment contracts	224	287
Liabilities arising from non-participating investment contracts	1,165	776
Other liabilities	446	469
Subordinated liabilities	1,070	789
Total liabilities	38,355	13,847
1 to 2 years £m | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss	4,244	3,403
Derivative financial instruments	1,237	1,094
Loans and advances to banks	583	579
Loans and advances to customers	34,790	32,667
Reverse repurchase agreements	1,355	754
Debt securities	4,128	2,588
Financial assets at amortised cost	40,856	36,588
Financial assets at fair value through other comprehensive income	3,908	1,663
Other assets	295	137
Total assets	50,540	42,885
Liabilities
Deposits from banks	350	349
Customer deposits	4,153	7,685
Repurchase agreements at amortised cost	93	21,448
Financial liabilities at fair value through profit or loss	402	658
Derivative financial instruments	1,207	1,420
Debt securities in issue at amortised cost	8,190	12,489
Liabilities arising from insurance and participating investment contracts	1,510	2,485
Liabilities arising from non-participating investment contracts	4,362	4,280
Other liabilities	1,548	639
Subordinated liabilities	1,706	1,943
Total liabilities	23,521	53,396
2 to 5 years £m | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss	11,030	9,420
Derivative financial instruments	3,062	2,448
Loans and advances to banks	1,579	1,686
Loans and advances to customers	67,901	72,029
Reverse repurchase agreements	739	709
Debt securities	2,183	5,742
Financial assets at amortised cost	72,402	80,166
Financial assets at fair value through other comprehensive income	11,746	11,587
Other assets	643	160
Total assets	98,883	103,781
Liabilities
Deposits from banks	2,413	2,044
Customer deposits	3,456	2,520
Repurchase agreements at amortised cost	8,942	8,951
Financial liabilities at fair value through profit or loss	1,466	926
Derivative financial instruments	3,407	2,829
Debt securities in issue at amortised cost	26,525	24,418
Liabilities arising from insurance and participating investment contracts	7,992	11,235
Liabilities arising from non-participating investment contracts	9,807	9,517
Other liabilities	2,237	876
Subordinated liabilities	2,219	3,130
Total liabilities	68,464	66,446
Over 5 years £m | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss	167,520	159,240
Derivative financial instruments	12,547	12,639
Loans and advances to banks	4	4
Loans and advances to customers	287,015	279,436
Reverse repurchase agreements	0	0
Debt securities	5,891	6,016
Financial assets at amortised cost	292,910	285,456
Financial assets at fair value through other comprehensive income	13,943	12,528
Other assets	35,058	31,307
Total assets	521,978	501,170
Liabilities
Deposits from banks	61	0
Customer deposits	258	326
Repurchase agreements at amortised cost	0	0
Financial liabilities at fair value through profit or loss	4,670	4,713
Derivative financial instruments	10,012	9,698
Debt securities in issue at amortised cost	10,279	8,987
Liabilities arising from insurance and participating investment contracts	111,271	105,146
Liabilities arising from non-participating investment contracts	32,560	27,954
Other liabilities	16,148	11,924
Subordinated liabilities	4,179	4,329
Total liabilities	£ 189,438	£ 173,077